Shareholder Report, Line Graph (Details) - USD ($)	1 Months Ended
	May 31, 2026	Nov. 30, 2025	May 31, 2025	Nov. 30, 2024	May 31, 2024	Nov. 30, 2023	May 31, 2023	Nov. 30, 2022	May 31, 2022	Nov. 30, 2021	May 31, 2021	Nov. 30, 2020	May 31, 2020	Nov. 30, 2019	May 31, 2019	Nov. 30, 2018	May 31, 2018	Nov. 30, 2017	May 31, 2017	Nov. 30, 2016	May 31, 2016
Tarkio Fund
Account Value [Line Items]
Accumulated Value	$ 41,624	$ 33,239	$ 25,216	$ 29,135	$ 22,991	$ 19,279	$ 18,382	$ 17,525	$ 20,340	$ 23,420	$ 24,490	$ 17,991	$ 12,709	$ 15,135	$ 13,192	$ 13,845	$ 14,554	$ 15,216	$ 13,207	$ 11,785	$ 10,000
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 42,767	$ 38,412	$ 32,953	$ 33,402	$ 29,027	$ 24,947	$ 22,645	$ 21,914	$ 22,002	$ 24,140	$ 22,071	$ 18,874	$ 15,732	$ 16,069	$ 13,942	$ 13,840	$ 13,434	$ 13,025	$ 11,746	$ 10,601	$ 10,000